Schedule of cash and cash equivalents (Details) $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Accounting Policies [Abstract]
Cash in bank	€ 37,236,089		€ 15,462,805
Cash in hand & prepaid cards	4,073		2,438
Total	€ 37,240,162	$ 25.7	€ 15,465,243